Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,700,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	234,770.00
Total Offset Amount	0.00
Net Fee	$ 234,770.00